Prepaid Expenses and Other Current Assets - Summary of Prepaids and Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid inventory	$ 2,329	$ 2,284	$ 2,230
Restricted cash	307	550	250
Prepaid insurance	2,904	434
Deferred offering costs		1,218
Other	1,196	932
Other, including prepaid insurance		1,366	537
Prepaid and other current assets	$ 6,736	$ 5,418	$ 3,017